Aug. 31, 2020
MFS® U.S. Government Money Market Fund
MFS® U.S. Government Money Market Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is February 26, 2021.
MFS® U.S. Government Money Market Fund

Effective immediately, the third paragraph in the sub-section entitled “Principal Risks” under the main heading entitled “Investment Objective, Strategies, and Risks” is restated in its entirety as follows:

Interest Rate Risk:  In general, the price of a money market instrument falls when interest rates rise and rises when interest rates fall. A major or unexpected increase in interest rates could cause the fund’s share price to decrease to below $1.00 per share. The fund may face a heightened level of interest rate risk due to changes in monetary policy. When interest rates go down, the fund’s yield may decline. Also, when interest rates decline, the fund’s investments may pay a lower interest rate, which would reduce the income received by the fund. A low or negative interest rate environment may prevent the fund from providing a positive yield and could impair the fund’s ability to maintain a stable $1.00 per share.  In recent years, the U.S. has experienced historically low interest rates, increasing the exposure of money market instruments to the risks associated with rising interest rates.